Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Convertible notes payable, discounts		$ (80,434)	$ (3,099)
Loan from related party, discounts		$ 259,937	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Series A Preferred Stock, shares issued	3,000,000	3,000,000	3,000,000
Series A Preferred Stock, shares outstanding	3,000,000	3,000,000	3,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	58,397,485	53,837,485	562,485
Common stock, shares outstanding	58,397,485	53,837,485	562,485